Prepaid Expenses and Other Current Assets (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 2,253	$ 2,315	$ 211,493
Prepaid expenses	390,788	231,777
Total	$ 393,041	$ 234,092	$ 390,413